Summary of Significant Accounting Policies - Schedule of Annual Rates of Depreciation (Details)	12 Months Ended
Dec. 31, 2018
Laboratory Equipment [Member] | Bottom of Range [Member]
Disclosure of initial application of standards or interpretations [line items]
Annual rates of depreciation	9%
Laboratory Equipment [Member] | Top of Range [Member]
Disclosure of initial application of standards or interpretations [line items]
Annual rates of depreciation	15%
Computers [Member] | Bottom of Range [Member]
Disclosure of initial application of standards or interpretations [line items]
Annual rates of depreciation	25%
Computers [Member] | Top of Range [Member]
Disclosure of initial application of standards or interpretations [line items]
Annual rates of depreciation	33%
Office Furniture and Equipment [Member]
Disclosure of initial application of standards or interpretations [line items]
Annual rates of depreciation	7%